Employment Benefits - Principal Actuarial Assumptions Used for Measuring Defined Benefit Expenses and Defined Benefit Obligation (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate		3.40%	2.60%
Bottom of Range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	3.20%
Weighted average of salary increase	4.50%	8.60%	9.50%
Top of Range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	3.70%
Weighted average of salary increase	7.70%	11.30%	14.40%